UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form
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1.    Name and address of issuer:

              The Matterhorn Growth Fund, Inc.
              301 Oxford Valley Road, Suite 802B
              Yardley, PA 19067

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2.    The name of  each series or  class of securities for  which  this Form  is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]



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3.    Investment Company Act File Number:                         811-03054


      Securities Act File Number:                                 2-67610
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4(a). Last day of fiscal year for which this Form is filed:

            June 30, 1998

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4(b). [ ] Check  box if  this  Form  is being  filed  late (i.e., more  than  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


        Note: If the Form is being filed late, interest must be paid on the registration fee due.
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
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4(c). [ ] Check box  if this  is the last  time the issuer  will be  filing this
          Form.

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5.    Calculation of registration fee:

      (i)    Aggregate  sale price of  securities  sold
             during the fiscal year pursuant to section
             24(f):                                                    $811,856
                                                                    ------------
      (ii)   Aggregate price of securities  redeemed or
             repurchased during the fiscal year:         $1,630,737
                                                        -----------

      (iii)  Aggregate price of securities  redeemed or
             repurchased  during any prior  fiscal year
             ending no earlier  than  October  11, 1995
             that  were not  previously  used to reduce
             registration    fees    payable   to   the
             Commission:                                         $0
                                                        -----------
      (iv)   Total  available  redemption  credits [add
             Items 5(ii) and 5(iii)]:                                $1,630,737
                                                                     -----------
      (v)    Net sales - if Item 5(i) is  greater  than
             Item 5(iv)  [subtract Item 5(iv) from Item
             5(i)]:                                                          $0
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      (vi)   Redemption  Credits  available  for use in
             future  years - if Item  5(i) is less than
             Item 5(iv)  [subtract Item 5(iv) from Item
             5(i)]:                                       ($818,881)
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      (vii)  Multiplier  for  determining  registration
             fee (See Instruction C.9):                               0.00029500
                                                                     -----------
      (viii) Registration  fee due [multiply  Item 5(v)
             by Item  5(vii)]  (enter  "0" if no fee is
             due):                                                   $0.00
                                                                     ===========
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________________.

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
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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.    Total  of the  amount of  the registration  fee due plus  any interest due
      [line 5(viii)plus line7]:

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9.    Date  the registration  fee and  any interest  payment  was  sent  to  the
      Commission's lockbox depository:

      Date:                                CIK Number:
           -----------------                          ----------------
      Method of Delivery:
                         [ ] Wire Transfer
                         [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Theodore G. Bradpiece
                         -------------------------------------------------------
                            Theodore G. Bradpiece, Assistant Treasurer
                         -------------------------------------------------------

Date      September 4, 1998
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   *Please print the name and title of the signing officer below the signature